REVENUE RECOGNITION - Information about Receivables and Deferred Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 553	$ 174
Unbilled receivables	91
Deferred revenue	730	$ 158
Long term deferred revenue	$ 510